Financial Instruments and Financial Risk Management - Allowance for Credit Loss (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 40
Balance, end of period	42	$ 40
Held for sale | Alaskan Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Reclassified to assets held for sale (note 5)	(1)
Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	38	40
Foreign exchange translation	2
New allowance	26	15
Written off	(29)	(22)
Recoveries collected	4	5
Reclassified to assets held for sale (note 5)	(1)
Balance, end of period	40	38
New allowance from COVID-19	2	5
Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	2	4
New allowance	0
Recoveries collected		(2)
Balance, end of period	2	2
Accounts receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	39
Balance, end of period	41	39
Accounts receivable | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	38	40
Foreign exchange translation	2
New allowance	26	15
Written off	(29)	(22)
Recoveries collected	4	5
Balance, end of period	40	38
Accounts receivable | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1	1
New allowance	0
Recoveries collected		0
Balance, end of period	1	1
Contract assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1
Balance, end of period	1	1
Contract assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
Foreign exchange translation	0
New allowance	0	0
Written off	0	0
Recoveries collected	0	0
Reclassified to assets held for sale (note 5)	0
Balance, end of period	0	0
Contract assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	1	1
New allowance	0
Recoveries collected		0
Balance, end of period	1	1
Other Long-Term Investments and Other Assets
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0
Balance, end of period		0
Other Long-Term Investments and Other Assets | Utilities
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	0	0
New allowance		0
Written off		0
Recoveries collected		0
Balance, end of period		0
Other Long-Term Investments and Other Assets | Midstream
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	$ 0	2
Recoveries collected		(2)
Balance, end of period		$ 0